SCHEDULE OF BLACK SCHOLES VALUATION MODEL FOR VALUATION OF WARRANTS (Details) - $ / shares		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Term (years)		5 years 6 months
Stock price		$ 46.05
Exercise price		$ 46.05
Dividend yield		0.00%
Expected volatility		112.00%
Risk free interest rate		3.90%
Roth and Inducement Warrants [Member]
Class of Warrant or Right [Line Items]
Term (years)	5 years
Stock price	$ 23.40
Exercise price	$ 20.55
Dividend yield	0.00%
Expected volatility	92.00%
Risk free interest rate	3.80%
Warrants, number of warrants	154,088
Value (per share)	$ 17.40